BUSINESS COMBINATIONS - Assets acquired and liabilities assumed (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Oct. 09, 2024	Aug. 05, 2024	Dec. 31, 2023	Dec. 31, 2022
BUSINESS COMBINATIONS
Goodwill	$ 5,157,376	$ 1,728,108			$ 2,246,619	$ 2,403,722
DeliveryCircle, LLC
BUSINESS COMBINATIONS
Cash				$ 699,292
Accounts receivable				620,189
Prepaid expenses and other assets				41,284
Intangible assets				586,000
Accounts payable				(218,417)
Accrued expenses and other current liabilities				(135,789)
Net assets acquired				1,592,559
Goodwill				$ 790,451
Green Energy Gains
BUSINESS COMBINATIONS
Cash			$ 18,680
Accounts receivable			17,367
Property and equipment			35,651
Intangible assets			97,790
Accounts payable			(29,168)
Accrued expenses and other current liabilities			(22,736)
Net assets acquired			117,583
Goodwill			$ 259,347